Employee Benefit Plans (Schedule Of Pension And OPEB Plan Costs 1) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	$ 26	$ 37	$ 52	$ 74	$ 147	$ 143	$ 138
Less amounts deferred principally as property or a regulatory asset	(7)	(18)	(14)	(35)	(69)	(98)	(100)
Net amounts recognized as operation and maintenance expense or other deductions					78	45	38
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	16	19	32	38	77	85	76
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	$ 10	$ 18	$ 20	$ 36	$ 70	$ 58	$ 62